Financing Arrangements - Schedule of Applicable Margins Related to Net Leverage Ratios (Detail) - 2016 First Lien Term Loan [Member]		12 Months Ended
	Dec. 07, 2016	Dec. 31, 2016
Debt
Margin over reference rate	0.75%
LIBOR [Member] | Less than or Equal to 4.00:1.00 [Member]
Debt
Margin over reference rate		3.50%
LIBOR [Member] | Greater than 4.00:1.00 [Member]
Debt
Margin over reference rate		3.00%
Base rate | Less than or Equal to 4.00:1.00 [Member]
Debt
Margin over reference rate		2.50%
Base rate | Greater than 4.00:1.00 [Member]
Debt
Margin over reference rate		2.00%